Lease Commitments Capital Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Capital Leases of Lessee [Abstract]
Extinguishment of Capital Lease Liability	$ 0.9
Net Pre-Tax Gain (Loss) on Extinguishment of Capital Lease	$ 0.6